Business Combinations and Acquisitions (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pro forma information for periods presented as though acquisition had taken place at beginning of respective period
Net interest income	$ 285,899	$ 296,899	$ 256,308
Non-interest income	84,059	83,902	92,684
Net income (loss)	$ 63,865	$ (30,327)	$ (206,050)